Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 1,303,365	¥ 1,246,098	¥ 1,087,555
Other revenues	[1]	1,363,008	1,274,267	1,205,153
Segment revenues /Total revenues		2,666,373	2,520,365	2,292,708
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		299,901	340,697	321,883
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		92,668	94,700	89,070
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		239,232	244,887	173,191
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		82,428	76,772	72,000
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		56,231	32,163	23,811
Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		209,649	156,327	137,011
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		98,593	100,304	101,942
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		120,379	92,999	80,179
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104,284	107,249	88,468
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,009,374	975,669	888,237
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		106,836	104,747	85,527
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		187,155	165,682	113,791
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,301,851	1,245,988	1,089,637
Other revenues	[1]	1,362,024	1,276,684	1,208,728
Segment revenues /Total revenues		2,663,875	2,522,672	2,298,365
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		297,635	339,055	321,204
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		92,668	94,701	89,070
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		239,483	244,943	173,279
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		82,425	76,755	72,002
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		55,231	31,421	23,301
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		211,617	158,255	138,444
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		100,137	102,689	103,457
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		120,614	93,265	80,455
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		102,041	104,904	88,425
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		111,898	128,385	123,213
Other revenues	[1]	318,009	316,953	307,802
Segment revenues /Total revenues		429,907	445,338	431,015
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,356	9,741	10,348
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		326	347	354
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		63,414	62,897	59,903
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,023	2,911	3,060
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		39,779	52,489	49,548
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		356,997	332,013	306,282
Other revenues	[1]	61,739	58,675	53,516
Segment revenues /Total revenues		418,736	390,688	359,798
Operating Segment | Real Estate | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,373	2,521	2,836
Operating Segment | Real Estate | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		92,657	94,617	88,512
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,807	6,107	6,216
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		55,231	31,421	23,301
Operating Segment | Real Estate | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		40	0	0
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		100,137	102,689	103,457
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		96,509	93,265	80,455
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,243	1,393	1,505
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		336,295	349,077	323,762
Other revenues	[1]	40,110	36,662	7,460
Segment revenues /Total revenues		376,405	385,739	331,222
Operating Segment | PE Investment and Concession | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		280,361	320,104	301,732
Operating Segment | PE Investment and Concession | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	20	33
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		84	76	0
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,105	0	0
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		31,745	28,877	21,997
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		212,533	159,166	140,177
Other revenues	[1]	3,237	1,066	1,794
Segment revenues /Total revenues		215,770	160,232	141,971
Operating Segment | Environment and Energy | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,200	3,861	3,816
Operating Segment | Environment and Energy | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		214	93	45
Operating Segment | Environment and Energy | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		248	228	225
Operating Segment | Environment and Energy | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		207,037	154,081	134,424
Operating Segment | Environment and Energy | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		834	903	1,667
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,626	2,062	1,667
Other revenues	[1]	496,861	484,642	490,227
Segment revenues /Total revenues		499,487	486,704	491,894
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,626	2,062	1,667
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,059	6,427	4,978
Other revenues	[1]	77,227	78,394	78,746
Segment revenues /Total revenues		84,286	84,821	83,724
Operating Segment | Banking and Credit | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		482	326	207
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,577	6,101	4,771
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		11,495	7,439	3,340
Other revenues	[1]	42,514	31,200	28,277
Segment revenues /Total revenues		54,009	38,639	31,617
Operating Segment | Aircraft and Ships | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		624	0	0
Operating Segment | Aircraft and Ships | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		66	38	23
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10,805	7,401	3,317
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		33,016	27,100	23,278
Other revenues	[1]	156,029	134,244	114,739
Segment revenues /Total revenues		189,045	161,344	138,017
Operating Segment | ORIX USA | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,023	2,251	2,407
Operating Segment | ORIX USA | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		11	84	558
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,900	18,880	16,099
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,433	1,187	960
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,649	4,698	3,254
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		207,829	219,207	150,388
Other revenues	[1]	(1,343)	1,905	10,410
Segment revenues /Total revenues		206,486	221,112	160,798
Operating Segment | ORIX Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		207,679	219,132	150,302
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		150	75	86
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,103	15,112	12,552
Other revenues	[1]	167,641	132,943	115,757
Segment revenues /Total revenues		189,744	148,055	128,309
Operating Segment | Asia and Australia | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,698	577	65
Operating Segment | Asia and Australia | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9	0	0
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		18,763	13,630	11,874
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,633	905	613
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,006,637	975,450	890,193
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		111,898	127,918	122,232
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		356,997	332,013	306,282
Operating Segment | Japan | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		336,295	349,077	323,762
Operating Segment | Japan | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		188,196	154,311	130,077
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,626	2,062	1,667
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,059	6,427	4,978
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,566	3,642	1,194
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	1
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		106,836	104,747	85,527
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		33,016	27,100	23,278
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		73,820	77,647	62,249
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		188,378	165,791	113,917
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	467	981
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,337	4,855	10,100
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,929	3,797	2,146
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		134,009	141,560	88,139
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,103	15,112	12,551
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,514	110	(2,082)
Other revenues	[1]	984	(2,417)	(3,575)
Segment revenues /Total revenues		2,498	(2,307)	(5,657)
Corporate And Intersegment Eliminations [Member] | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,266	1,642	679
Corporate And Intersegment Eliminations [Member] | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	(1)	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(251)	(56)	(88)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3	17	(2)
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,000	742	510
Corporate And Intersegment Eliminations [Member] | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,968)	(1,928)	(1,433)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,544)	(2,385)	(1,515)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(235)	(266)	(276)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,243	2,345	43
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,737	219	(1,956)
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ (1,223)	¥ (109)	¥ (126)

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.